Goodwill (Schedule Of Goodwill, Impairment Loss) (Detail) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Dec. 31, 2014		Dec. 31, 2013		Dec. 31, 2012
Goodwill [Line Items]
Beginning balance	$ 7,992	[1]	$ 8,160
Impairment loss (see Notes 3 and 23)	0		(168)		(47,100)
Ending balance	7,992	[1]	7,992	[1]	8,160
CSP [Member]
Goodwill [Line Items]
Beginning balance	2,978	[1]	2,978
Impairment loss (see Notes 3 and 23)	0		0
Ending balance	2,978	[1]	2,978	[1]
Chemical Light [Member]
Goodwill [Line Items]
Beginning balance	5,014	[1]	5,182
Impairment loss (see Notes 3 and 23)	0		(168)
Ending balance	$ 5,014	[1]	$ 5,014	[1]

[1]	Gross amount of goodwill was approximately $67.7 million as of December 31, 2014 and 2013. Accumulated impairment losses were approximately $59.7 million as of December 31, 2014 and 2013.